Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

●	On April 7, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $50,000.

●	On April 15, 2025, the Company issued 25,000 shares of common stock to a party in exchange for services provided.

●	On April 15, 2025, the Company issued 25,000 shares of common stock to a party in exchange for services provided.

●	On April 15, 2025, the Company issued 15,000 shares of common stock to a party in exchange for services provided.

●	On April 21, 2025, the Company issued a convertible promissory for the principal amount of $25,000.

●	On April 25, 2025, the Company issued a convertible promissory for the principal amount of $25,000.

●	Between April 23, 2025 and April 30, 2025 the Company entered into extension agreements with certain noteholders of its promissory and convertible notes. Under the terms of these agreements, the maturity dates of the notes were extended to July 31, 2025. In consideration for the extensions, the noteholders received a 10% increase in the principal amount of their notes and additional shares of common stock. The total additional shares issued in connection with these extensions amounted to 89,856 shares, and the aggregate principal increase was $561,553.

●	Most Favored Nation Adjustment: One promissory note with an original maturity date of August 6, 2025, and an outstanding principal of $39,000, received terms consistent with the extension agreements, including a 10% increase in principal (to $42,900) and 624 additional shares of common stock, pursuant to a Most Favored Nation clause. The maturity date of this note remains August 6, 2025.

●	On April 27, 2025, the Company granted 6,000 stock options to a party under its 2024 Equity Incentive Plan for services rendered. The options have an exercise price of $7.50 per share and vested immediately on the grant date.

●	On May 6, 2025, the Company issued a convertible promissory note for the principal amount of $25,000.

●	On May 8, 2025, the Company issued a convertible promissory note for the principal amount of $50,000.

Note 11 - Subsequent Events

On January 1, 2025, 2,000 warrants issued in 2020 for services, with an exercise price of $7.50 per share, expired in accordance with their original terms. As of December 31, 2024, these warrants were outstanding and had no intrinsic value, as the exercise price exceeded the market price of the company’s common stock. The expiration of these warrants does not impact the financial position or results of operations as presented in the accompanying financial statements, as no adjustments were required.

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change.

On January 15, 2025, the Company issued a convertible promissory note for the principal amount of $25,000.

On February 10, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On February 11, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On February 27, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On March 7, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $50,000.